Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	39-0448110
Employee Benefit Plan, Plan Number	001
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 358,682,887
Employee benefit plan, Asset held for investment, Participant loan, after deemed distribution	5,173,889
Employee benefit plan, asset held for investment	$ 363,856,776
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan, asset held for investment, participant loan, maturity date.	Dec. 31, 2030
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Investment, Identifier [Axis]: CONESTOGA SMID CAP A Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	CONESTOGA SMID CAP A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,545,729
Investment, Identifier [Axis]: FID FRDM BLD RET Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLD RET Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 6,045,325
Investment, Identifier [Axis]: FID FRDM BLND 2025 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2025 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 14,674,329
Investment, Identifier [Axis]: FID FRDM BLND 2030 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2030 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 24,166,114
Investment, Identifier [Axis]: FID FRDM BLND 2035 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2035 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 24,061,912
Investment, Identifier [Axis]: FID FRDM BLND 2040 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2040 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 23,787,426
Investment, Identifier [Axis]: FID FRDM BLND 2045 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2045 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 22,367,567
Investment, Identifier [Axis]: FID FRDM BLND 2050 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2050 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 22,372,600
Investment, Identifier [Axis]: FID FRDM BLND 2055 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2055 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,030,995
Investment, Identifier [Axis]: FID FRDM BLND 2060 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2060 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,181,106
Investment, Identifier [Axis]: FID FRDM BLND 2065 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2065 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,882,713
Investment, Identifier [Axis]: FID FRDM BLND 2070 Q Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM BLND 2070 Q [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 760,175
Investment, Identifier [Axis]: FID GOVT MMKT Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID GOVT MMKT [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 107,916
Investment, Identifier [Axis]: FID US BOND IDX Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID US BOND IDX [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,514,978
Investment, Identifier [Axis]: FIDELITY BROKERAGE LINK Brokerage Link
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FIDELITY BROKERAGE LINK [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,762,145
Investment, Identifier [Axis]: MANITOWOC STOCK Company Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MANITOWOC STOCK [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,190,463
Investment, Identifier [Axis]: MFS INTL EQUITY 3A Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS INTL EQUITY 3A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,542,429
Investment, Identifier [Axis]: MIP II CL 1 Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MIP II CL 1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 34,204,721
Investment, Identifier [Axis]: PRU CORE PL BD CL 5 Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PRU CORE PL BD CL 5 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 13,478,364
Investment, Identifier [Axis]: SP TTL INTL IDX CL C Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SP TTL INTL IDX CL C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,585,762
Investment, Identifier [Axis]: SP TTL MRKT IDX CL C Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SP TTL MRKT IDX CL C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 94,397,883
Investment, Identifier [Axis]: VICT INT SMMDCP VL C Common collective trust
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	VICT INT SMMDCP VL C [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 13,022,235